UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®
Strategic Dividend & Income®
Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,074.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.37%
Actual		$ 1,000.00	$ 1,073.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.10	$ 9.99
HypotheticalA		$ 1,000.00	$ 1,015.35	$ 9.72
Class C	1.86%
Actual		$ 1,000.00	$ 1,070.10	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 1,075.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,076.70	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	4.8
Microsoft Corp.	2.5	2.3
Chevron Corp.	2.4	2.5
AT&T, Inc.	2.2	1.9
Pfizer, Inc.	2.0	1.8
Procter & Gamble Co.	1.9	2.1
Simon Property Group, Inc.	1.8	1.6
The Coca-Cola Co.	1.7	1.6
Philip Morris International, Inc.	1.6	1.6
Ally Financial, Inc. 7.00%	1.6	1.3
	20.7
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	28.4
Consumer Staples	11.7	11.8
Health Care	9.9	8.9
Energy	9.7	10.8
Information Technology	8.8	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Common Stocks 63.1%		Common Stocks 63.6%
	Preferred Stocks 10.5%		Preferred Stocks 14.5%
	Convertible Bonds 10.3%		Convertible Bonds 8.5%
	Other Investments 10.5%		Other Investments 8.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.1%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.9%
	Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 3,290,000	$ 4,739,903
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,200,000	4,722,880
MGM Mirage, Inc. 4.25% 4/15/15	2,150,000	2,132,531
		6,855,411
TOTAL CONSUMER DISCRETIONARY		11,595,314
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	448,263
Transocean, Inc. Series C, 1.5% 12/15/37	13,970,000	13,882,688
		14,330,951
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,930,000	1,634,710
Chesapeake Energy Corp. 2.5% 5/15/37	4,100,000	3,399,310
Massey Energy Co. 3.25% 8/1/15	6,690,000	5,636,325
Peabody Energy Corp. 4.75% 12/15/66	5,810,000	5,032,913
Pioneer Natural Resources Co. 2.875% 1/15/38	670,000	1,108,013
Western Refining, Inc. 5.75% 6/15/14	6,410,000	12,395,338
		29,206,609
TOTAL ENERGY		43,537,560
HEALTH CARE - 1.7%
Biotechnology - 0.6%
Amgen, Inc. 0.375% 2/1/13	7,390,000	7,574,750
Gilead Sciences, Inc. 1.625% 5/1/16	5,280,000	6,771,600
		14,346,350
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	12,560,000	12,654,200
Teleflex, Inc. 3.875% 8/1/17	5,320,000	6,132,896
		18,787,096
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp. 1.375% 6/1/17	$ 2,400,000	$ 2,418,000
Mylan, Inc. 3.75% 9/15/15	2,130,000	3,709,395
		6,127,395
TOTAL HEALTH CARE		39,260,841
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.6%
Covanta Holding Corp. 3.25% 6/1/14	12,700,000	14,050,010
Construction & Engineering - 0.4%
MasTec, Inc.:
4% 6/15/14	3,770,000	4,759,625
4.25% 12/15/14	3,460,000	4,480,700
		9,240,325
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	1,320,000	1,283,700
TOTAL INDUSTRIALS		24,574,035
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	11,720,000	11,251,200
Computers & Peripherals - 0.5%
3D Systems Corp. 5.5% 12/15/16 (f)	1,300,000	1,932,190
EMC Corp. 1.75% 12/1/13	300,000	458,760
SanDisk Corp. 1.5% 8/15/17	10,310,000	10,264,894
		12,655,844
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	830,000	762,563
2.25% 6/1/42 (f)	800,000	816,664
		1,579,227
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,301,663
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	3,430,000	3,515,750
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.25% 8/1/39	$ 5,950,000	$ 7,802,235
Micron Technology, Inc.:
1.875% 8/1/31 (f)	6,950,000	5,968,313
3.125% 5/1/32 (f)	1,890,000	1,671,469
ON Semiconductor Corp. 2.625% 12/15/26	835,000	871,531
		16,313,548
Software - 1.2%
Electronic Arts, Inc. 0.75% 7/15/16 (f)	9,920,000	8,816,400
Microsoft Corp. 0% 6/15/13 (f)	10,960,000	11,480,600
Nuance Communications, Inc. 2.75% 11/1/31 (f)	4,930,000	5,129,665
Symantec Corp. 1% 6/15/13	1,810,000	1,858,327
		27,284,992
TOTAL INFORMATION TECHNOLOGY		73,902,224
MATERIALS - 1.1%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,100,000	5,771,820
Metals & Mining - 0.8%
Goldcorp, Inc. 2% 8/1/14	6,420,000	7,214,796
Newmont Mining Corp.:
1.25% 7/15/14	5,100,000	6,349,500
1.625% 7/15/17	3,400,000	4,441,250
		18,005,546
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,528,325
4.5% 8/15/15	670,000	906,175
		2,434,500
TOTAL MATERIALS		26,211,866
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	$ 15,720,000	$ 9,196,200
Level 3 Communications, Inc. 6.5% 10/1/16	1,390,000	1,932,969
		11,129,169
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. 5.5% 6/15/29	7,970,000	13,489,225
TOTAL CONVERTIBLE BONDS		243,700,234
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20	105,000	110,119
Hotels, Restaurants & Leisure - 0.5%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,615,113
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,972,475
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,264,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	545,000
		10,396,588
Media - 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,239,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	4,700,000	4,923,250
		12,163,000
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	700,000	483,000
TOTAL CONSUMER DISCRETIONARY		23,152,707
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Rite Aid Corp. 9.5% 6/15/17	$ 11,420,000	$ 10,991,750
Tops Markets LLC 10.125% 10/15/15	8,125,000	8,693,750
		19,685,500
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	2,687,000	2,848,220
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,293,588
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	8,176,680
		15,318,488
FINANCIALS - 3.5%
Capital Markets - 0.5%
BankAmerica Institutional Capital A 8.07% 12/31/26 (f)	265,000	266,325
Chase Capital II 0.9659% 2/1/27 (h)	9,900,000	7,029,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,456,299
JPMorgan Chase Capital XXIII 1.4669% 5/15/77 (h)	2,500,000	1,731,080
Lehman Brothers Holdings, Inc. 1.2969% (d)(h)	1,000,000	100
		12,482,804
Commercial Banks - 2.1%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,020,000
CIT Group, Inc. 7% 5/2/17 (f)	3,074,859	3,059,484
Corestates Capital III 1.0369% 2/15/27 (f)(h)	2,000,000	1,520,000
First Maryland Capital I 1.4667% 1/15/27 (h)	2,500,000	1,877,683
First Maryland Capital II 1.3159% 2/1/27 (h)	4,100,000	3,078,411
JPMorgan Chase Capital XXI 1.4159% 1/15/87 (h)	2,500,000	1,784,670
PNC Capital Trust C 1.0575% 6/1/28 (h)	4,000,000	3,269,700
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	4,315,000	4,409,844
Wachovia Capital Trust II 0.9667% 1/15/27 (h)	32,014,000	24,330,640
Wells Fargo Capital II 0.9659% 1/30/27 (h)	2,500,000	1,946,373
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,131
		48,292,936
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	405,000	452,654
SLM Corp. 7.25% 1/25/22	390,000	380,250
		832,904
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.9%
CIT Group, Inc. 6.625% 4/1/18 (f)	$ 1,950,000	$ 2,023,125
Goldman Sachs Capital II 5.793% (g)(h)	12,500,000	8,250,000
JPMorgan Chase Capital XIII 1.4197% 9/30/34 (h)	2,750,000	2,035,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,785,650
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(h)	2,570,000	2,666,375
		20,760,150
TOTAL FINANCIALS		82,368,794
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	1,044,100
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,749,518
International Lease Finance Corp.:
8.25% 12/15/20	705,000	786,075
8.625% 9/15/15	5,000,000	5,450,000
8.875% 9/1/17	3,000,000	3,345,000
		15,330,593
MATERIALS - 0.5%
Chemicals - 0.1%
LyondellBasell Industries NV 5.75% 4/15/24 (f)	2,000,000	2,065,000
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. 10.25% 10/15/18	7,820,000	8,856,150
TOTAL MATERIALS		10,921,150
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,350,000	2,050,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,466,250
Sprint Nextel Corp. 6% 12/1/16	4,000,000	3,660,000
		5,126,250
TOTAL TELECOMMUNICATION SERVICES		7,176,625
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS		178,072,957
TOTAL CORPORATE BONDS (Cost $428,171,034)		421,773,191
Common Stocks - 63.1%
	Shares
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.1%
Ford Motor Co.	144,000	1,520,640
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	54,100	1,747,971
Darden Restaurants, Inc.	68,300	3,533,159
McDonald's Corp.	203,900	18,216,426
Wyndham Worldwide Corp.	33,800	1,683,240
		25,180,796
Media - 1.2%
Comcast Corp. Class A	314,100	9,080,631
Time Warner Cable, Inc.	110,700	8,346,780
Time Warner, Inc.	309,900	10,682,253
		28,109,664
Specialty Retail - 1.1%
Foot Locker, Inc.	91,500	2,904,210
Home Depot, Inc.	417,100	20,579,714
TJX Companies, Inc.	67,800	2,878,788
		26,362,712
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	$ 5,331,312
TOTAL CONSUMER DISCRETIONARY		86,505,124
CONSUMER STAPLES - 10.8%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	5,287,370
Diageo PLC sponsored ADR	45,300	4,318,902
Dr Pepper Snapple Group, Inc.	135,800	5,603,108
PepsiCo, Inc.	209,500	14,214,575
The Coca-Cola Co.	546,400	40,832,472
		70,256,427
Food & Staples Retailing - 1.0%
Safeway, Inc.	81,200	1,544,424
Sysco Corp.	83,600	2,333,276
Wal-Mart Stores, Inc.	308,800	20,325,216
		24,202,916
Food Products - 1.3%
B&G Foods, Inc. Class A	45,000	1,083,600
Danone SA	62,200	3,989,638
Kraft Foods, Inc. Class A	518,600	19,846,822
Unilever PLC sponsored ADR	163,700	5,169,646
		30,089,706
Household Products - 3.2%
Colgate-Palmolive Co.	127,600	12,543,080
Kimberly-Clark Corp.	146,200	11,600,970
Procter & Gamble Co.	716,158	44,609,482
Reckitt Benckiser Group PLC	123,300	6,561,366
		75,314,898
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	70,700	6,651,456
Imperial Tobacco Group PLC	51,781	1,873,247
Japan Tobacco, Inc.	795	4,423,606
Lorillard, Inc.	40,700	5,030,520
Philip Morris International, Inc.	445,018	37,608,471
		55,587,300
TOTAL CONSUMER STAPLES		255,451,247
Common Stocks - continued
	Shares	Value
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Atlas Pipeline Partners, LP	112,600	$ 3,378,000
Chevron Corp.	575,700	56,597,067
Enterprise Products Partners LP	44,300	2,160,068
Exxon Mobil Corp.	902,200	70,939,977
Legacy Reserves LP	40,900	1,010,230
Marathon Oil Corp.	183,500	4,570,985
Marathon Petroleum Corp.	50	1,804
Occidental Petroleum Corp.	57,800	4,581,806
Royal Dutch Shell PLC Class A sponsored ADR	159,100	9,892,838
Targa Resources Corp.	25,700	1,139,538
Williams Companies, Inc.	190,900	5,828,177
		160,100,490
FINANCIALS - 16.3%
Capital Markets - 0.2%
BlackRock, Inc. Class A	26,800	4,577,440
Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd.	57,043	1,161,321
BB&T Corp.	72,500	2,190,950
City National Corp.	32,900	1,634,472
Commerce Bancshares, Inc.	43,500	1,685,190
Huntington Bancshares, Inc.	262,300	1,715,442
M&T Bank Corp.	74,100	6,025,812
U.S. Bancorp	127,400	3,963,414
UMB Financial Corp.	29,000	1,414,330
		19,790,931
Insurance - 1.6%
ACE Ltd.	48,300	3,493,539
AFLAC, Inc.	145,800	5,843,664
Allied World Assurance Co. Holdings Ltd.	24,700	1,899,430
Axis Capital Holdings Ltd.	151,600	4,987,640
MetLife, Inc.	100,400	2,932,684
MetLife, Inc. unit (a)	145,500	8,503,020
Prudential Financial, Inc.	53,000	2,461,850
The Travelers Companies, Inc.	101,600	6,348,984
		36,470,811
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	329,041	7,360,647
Apartment Investment & Management Co. Class A	26,100	706,527
AvalonBay Communities, Inc.	20,528	2,868,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	149,299	$ 15,367,346
Camden Property Trust (SBI)	194,687	12,676,071
CBL & Associates Properties, Inc.	475,069	8,294,705
Cedar Shopping Centers, Inc.	231,300	1,110,240
Chesapeake Lodging Trust	294,263	5,311,447
DCT Industrial Trust, Inc.	461,800	2,687,676
DDR Corp.	350,740	4,871,779
Digital Realty Trust, Inc. (e)	217,671	15,404,577
Douglas Emmett, Inc.	355,886	7,615,960
Education Realty Trust, Inc.	725,200	7,991,704
Equity One, Inc.	474,483	9,423,232
Equity Residential (SBI)	254,589	15,555,388
Essex Property Trust, Inc.	83,407	12,549,417
Excel Trust, Inc.	64,177	750,229
First Potomac Realty Trust	78,900	946,800
Glimcher Realty Trust	377,731	3,475,125
HCP, Inc.	205,024	8,373,180
Health Care REIT, Inc.	40,149	2,227,065
Highwoods Properties, Inc. (SBI)	230,748	7,443,930
Host Hotels & Resorts, Inc.	395,973	6,042,548
Kite Realty Group Trust	254,734	1,207,439
LaSalle Hotel Properties (SBI)	188,300	5,193,314
Lexington Corporate Properties Trust	499,100	4,147,521
LTC Properties, Inc.	27,100	874,517
National Health Investors, Inc.	28,200	1,361,214
National Retail Properties, Inc.	284,300	7,531,107
Newcastle Investment Corp.	104,600	694,544
Post Properties, Inc.	136,841	6,624,473
Prologis, Inc.	572,145	18,297,197
Public Storage	144,340	19,265,060
Sabra Health Care REIT, Inc.	93,400	1,343,092
Simon Property Group, Inc.	290,100	42,795,552
SL Green Realty Corp.	189,450	14,210,645
Stag Industrial, Inc.	121,500	1,670,625
Sun Communities, Inc.	51,300	2,114,073
Sunstone Hotel Investors, Inc. (a)	303,136	3,034,391
The Macerich Co.	58,418	3,332,747
Ventas, Inc.	396,030	23,294,485
Vornado Realty Trust	68,799	5,636,014
		321,682,391
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	104,300	$ 1,396,577
TOTAL FINANCIALS		383,918,150
HEALTH CARE - 7.9%
Biotechnology - 0.2%
Amgen, Inc.	82,400	5,728,448
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	87,600	4,434,312
Covidien PLC	68,800	3,562,464
		7,996,776
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	115,302	1,901,330
Emeritus Corp. (a)	214,931	3,269,101
Sunrise Senior Living, Inc. (a)	173,204	1,042,688
UnitedHealth Group, Inc.	83,500	4,656,795
		10,869,914
Pharmaceuticals - 6.9%
Abbott Laboratories	192,400	11,888,396
Eli Lilly & Co.	388,200	15,896,790
GlaxoSmithKline PLC sponsored ADR	184,350	8,131,679
Johnson & Johnson	521,644	32,566,235
Merck & Co., Inc.	908,890	34,156,086
Pfizer, Inc.	2,197,300	48,054,951
Roche Holding AG sponsored ADR	160,600	6,290,702
Sanofi SA sponsored ADR	162,200	5,519,666
		162,504,505
TOTAL HEALTH CARE		187,099,643
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	170,300	9,478,898
Raytheon Co.	142,500	7,170,600
The Boeing Co.	98,500	6,856,585
United Technologies Corp.	75,500	5,595,305
		29,101,388
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	200,300	15,010,482
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. (a)	13,854	$ 126,348
Republic Services, Inc.	74,400	1,961,184
Steelcase, Inc. Class A	117,700	1,032,229
		3,119,761
Electrical Equipment - 0.4%
Emerson Electric Co.	188,500	8,816,145
Industrial Conglomerates - 1.0%
3M Co.	177,100	14,949,011
General Electric Co.	404,053	7,713,372
		22,662,383
Machinery - 0.8%
Illinois Tool Works, Inc.	174,000	9,770,100
Ingersoll-Rand PLC	110,700	4,573,017
Stanley Black & Decker, Inc.	66,900	4,432,125
		18,775,242
Road & Rail - 0.3%
Union Pacific Corp.	61,200	6,817,680
TOTAL INDUSTRIALS		104,303,081
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	75,200	3,615,616
IT Services - 0.8%
Accenture PLC Class A	129,300	7,383,030
Automatic Data Processing, Inc.	138,200	7,207,130
IBM Corp.	22,400	4,320,960
		18,911,120
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	208,000	7,564,960
Intel Corp.	1,277,500	33,010,600
Intersil Corp. Class A	222,500	2,347,375
Linear Technology Corp.	135,100	3,920,602
Maxim Integrated Products, Inc.	146,100	3,675,876
Texas Instruments, Inc.	114,200	3,252,416
		53,771,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Microsoft Corp.	1,986,100	$ 57,974,259
TOTAL INFORMATION TECHNOLOGY		134,272,824
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	53,500	4,228,640
E.I. du Pont de Nemours & Co.	236,700	11,423,142
Eastman Chemical Co.	46,100	2,146,416
LyondellBasell Industries NV Class A	75,100	2,963,446
		20,761,644
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,518,200	51,876,894
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,458,100	3,888,729
TOTAL TELECOMMUNICATION SERVICES		55,765,623
UTILITIES - 4.2%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	138,800	5,345,188
Duke Energy Corp.	717,600	15,772,848
Edison International	158,700	7,135,152
FirstEnergy Corp.	256,200	11,987,598
NextEra Energy, Inc.	211,700	13,832,478
Northeast Utilities	128,900	4,641,689
Pepco Holdings, Inc.	214,400	4,086,464
PPL Corp.	190,792	5,221,977
Southern Co.	296,700	13,621,497
		81,644,891
Multi-Utilities - 0.8%
National Grid PLC	308,900	3,098,191
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	184,400	$ 8,058,280
Sempra Energy	113,300	7,365,633
		18,522,104
TOTAL UTILITIES		100,166,995
TOTAL COMMON STOCKS (Cost $1,413,632,345)		1,488,344,821
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 2.8%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.5%
General Motors Co. 4.75%	317,684	11,665,356
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,844	4,834,409
TOTAL CONSUMER DISCRETIONARY		16,499,765
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp.:
8.00% (f)	11,600	387,150
Series B, 8.00%	10,500	350,438
		737,588
FINANCIALS - 0.9%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	6,890	7,640,941
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	23,800	1,169,175
Bank of America Corp. Series L, 7.25%	6,960	6,500,640
Citigroup, Inc. 7.50%	38,100	3,203,448
		10,873,263
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,169,238
TOTAL FINANCIALS		21,683,442
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	$ 2,569,443
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	4,953,585
TOTAL HEALTH CARE		7,523,028
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	53,800	2,908,563
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	95,400	4,035,420
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.:
7.00%	29,000	1,558,750
Series E, 5.599% (a)	37,000	1,806,063
PPL Corp. 8.75%	157,600	8,250,360
		11,615,173
TOTAL CONVERTIBLE PREFERRED STOCKS		65,002,979
Nonconvertible Preferred Stocks - 7.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp. 6.625%	28,660	731,976
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,954,000
FINANCIALS - 6.7%
Capital Markets - 0.6%
BNY Capital V 5.95%	40,000	1,015,200
Goldman Sachs Group, Inc.:
6.125%	120,000	3,030,000
Series C, 4.9931%	40,000	823,600
Series D	266,800	5,061,196
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,981,980
Morgan Stanley Capital I Trust 6.60%	140,000	3,340,400
		15,252,376
Commercial Banks - 1.4%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,100,704
Series 4, 7.75%	247,800	6,152,874
Series 5, 8.125%	25,000	629,000
BB&T Capital Trust VI 9.60%	86,000	2,266,960
CoBank ACB 7.00% (f)	17,000	869,657
First Niagara Financial Group, Inc. Series B, 8.625%	100,000	2,727,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,350,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,017,704
U.S. Bancorp Series A, 3.50%	12,960	10,018,080
Zions Bancorp.:
11.00%	80,000	1,999,200
Series C, 9.50%	27,000	696,600
		31,827,779
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (f)	43,658	37,109,300
HSBC USA, Inc. Series H, 6.50%	100,000	2,559,000
		39,668,300
Diversified Financial Services - 1.9%
Bank of America Corp.:
Series D, 6.204%	45,000	1,052,100
Series H, 8.20%	493,015	12,399,327
Citigroup Capital VIII 6.95%	236,811	5,936,852
Citigroup Capital XII 8.50%	326,000	8,410,800
General Electric Capital Corp. 6.05%	40,000	1,013,600
GMAC Capital Trust I Series 2, 8.125%	565,640	12,964,469
JPMorgan Chase Capital XXIX 6.70%	155,000	4,012,950
		45,790,098
Insurance - 0.4%
Hartford Financial Services Group, Inc. 7.875% (a)	100,000	2,597,000
MetLife, Inc. Series B, 6.50%	241,000	6,075,610
		8,672,610
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	40,000	$ 1,025,600
CBL & Associates Properties, Inc. 7.375%	58,500	1,461,330
Digital Realty Trust, Inc. Series E, 7.00%	20,000	516,800
Health Care REIT, Inc. Series J, 6.50%	12,000	312,600
Hersha Hospitality Trust Series B, 8.00%	48,200	1,221,388
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Public Storage:
Series R, 6.35%	41,600	1,141,088
Series T, 5.75%	84,000	2,176,440
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,689,383
Vornado Realty Trust Series E, 7.00%	40,000	1,039,600
		16,165,229
TOTAL FINANCIALS		157,376,392
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	443,750
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duquesne Light Co. 6.50%	66,050	3,319,013
PPL Electric Utilities Corp. 6.25%	299,000	7,512,375
Southern California Edison Co.:
6.125%	35,000	3,482,500
Series C, 6.00%	42,500	4,234,063
Series D, 6.50%	12,500	1,310,875
		19,858,826
TOTAL NONCONVERTIBLE PREFERRED STOCKS		181,364,944
TOTAL PREFERRED STOCKS (Cost $246,235,238)		246,367,923
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $743,954)	54,400	555,761
Floating Rate Loans - 0.8%
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.2619% 1/31/19 (h)	$ 196,667	$ 197,158
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (h)	325,000	315,250
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	6,940,000	6,757,825
		7,073,075
FINANCIALS - 0.3%
Insurance - 0.3%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (h)	6,730,000	6,746,825
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/9/19 (h)	360,000	354,150
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	4,835,000	4,774,563
TOTAL FLOATING RATE LOANS (Cost $19,279,375)		19,145,771
Preferred Securities - 2.1%

FINANCIALS - 2.0%
Commercial Banks - 1.1%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,608,657
PNC Preferred Funding Trust I 6.517% (f)(g)(h)	18,950,000	14,284,338
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	2,755,909
USB Capital IX 3.5% (g)(h)	8,375,000	6,340,457
		24,989,361
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(h)	460,000	478,185
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	6,902,678
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 6.113% (f)(g)(h)	$ 12,486,000	$ 9,604,105
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,253,124
		22,238,092
TOTAL FINANCIALS		47,227,453
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co. 6.25% (g)(h)	1,090,000	1,153,445
TOTAL PREFERRED SECURITIES (Cost $47,472,136)		48,380,898
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	153,691,462	153,691,462
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	11,983,400	11,983,400
TOTAL MONEY MARKET FUNDS (Cost $165,674,862)		165,674,862
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,321,208,944)		2,390,243,227
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(32,205,796)
NET ASSETS - 100%		$ 2,358,037,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,343,464 or 7.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,901
Fidelity Securities Lending Cash Central Fund	54,901
Total	$ 122,802
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,736,865	$ 98,902,456	$ 4,834,409	$ -
Consumer Staples	258,405,247	238,603,390	19,801,857	-
Energy	160,838,078	160,100,490	737,588	-
Financials	562,977,984	508,807,594	54,170,390	-
Health Care	194,622,671	189,669,086	4,953,585	-
Industrials	107,655,394	104,303,081	3,352,313	-
Information Technology	134,272,824	134,272,824	-	-
Materials	24,797,064	24,797,064	-	-
Telecommunication Services	55,765,623	51,876,894	3,888,729	-
Utilities	131,640,994	106,877,914	24,763,080	-
Corporate Bonds	421,773,191	-	421,773,091	100
Investment Companies	555,761	-	555,761	-
Floating Rate Loans	19,145,771	-	19,145,771	-
Preferred Securities	48,380,898	-	48,380,898	-
Money Market Funds	165,674,862	165,674,862	-	-
Total Investments in Securities:	$ 2,390,243,227	$ 1,783,885,655	$ 606,357,472	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.7%
BBB	6.2%
BB	3.7%
B	4.5%
CCC,CC,C	1.3%
Not Rated	2.4%
Equities	73.6%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,861,052) - See accompanying schedule: Unaffiliated issuers (cost $2,155,534,082)	$ 2,224,568,365
Fidelity Central Funds (cost $165,674,862)	165,674,862
Total Investments (cost $2,321,208,944)		$ 2,390,243,227
Cash		992,340
Foreign currency held at value (cost $29,021)		29,021
Receivable for investments sold		14,454,838
Receivable for fund shares sold		6,773,212
Dividends receivable		6,263,976
Interest receivable		5,714,946
Distributions receivable from Fidelity Central Funds		53,671
Prepaid expenses		445
Other receivables		5,763
Total assets		2,424,531,439

Liabilities
Payable for investments purchased	$ 46,403,114
Payable for fund shares redeemed	6,235,018
Accrued management fee	1,097,840
Distribution and service plan fees payable	188,129
Other affiliated payables	451,526
Other payables and accrued expenses	134,981
Collateral on securities loaned, at value	11,983,400
Total liabilities		66,494,008

Net Assets		$ 2,358,037,431
Net Assets consist of:
Paid in capital		$ 2,468,388,366
Undistributed net investment income		13,345,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(192,701,121)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,005,038
Net Assets		$ 2,358,037,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($244,859,121 ÷ 21,413,181 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($99,723,474 ÷ 8,725,042 shares)	$ 11.43

Maximum offering price per share (100/96.50 of $11.43)	$ 11.84
Class B: Net Asset Value and offering price per share ($13,574,991 ÷ 1,189,867 shares)A	$ 11.41

Class C: Net Asset Value and offering price per share ($103,014,402 ÷ 9,034,950 shares)A	$ 11.40

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,796,207,103 ÷ 156,409,152 shares)	$ 11.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,658,340 ÷ 8,778,180 shares)	$ 11.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 30,953,379
Interest		8,613,614
Income from Fidelity Central Funds		122,802
Total income		39,689,795

Expenses
Management fee	$ 5,667,422
Transfer agent fees	2,138,837
Distribution and service plan fees	955,079
Accounting and security lending fees	309,232
Custodian fees and expenses	38,642
Independent trustees' compensation	3,227
Registration fees	290,720
Audit	34,591
Legal	2,233
Miscellaneous	6,770
Total expenses before reductions	9,446,753
Expense reductions	(17,756)	9,428,997
Net investment income (loss)		30,260,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,204,579
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(8,740)
Futures contracts	3,512,936
Total net realized gain (loss)		42,731,151
Change in net unrealized appreciation (depreciation) on: Investment securities	44,008,614
Assets and liabilities in foreign currencies	(28,190)
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		43,251,131
Net gain (loss)		85,982,282
Net increase (decrease) in net assets resulting from operations		$ 116,243,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,260,798	$ 28,744,067
Net realized gain (loss)	42,731,151	(204,795)
Change in net unrealized appreciation (depreciation)	43,251,131	47,749,402
Net increase (decrease) in net assets resulting from operations	116,243,080	76,288,674
Distributions to shareholders from net investment income	(23,542,824)	(27,801,821)
Share transactions - net increase (decrease)	817,815,871	643,900,038
Total increase (decrease) in net assets	910,516,127	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $13,345,148 and undistributed net investment income of $6,866,560, respectively)	$ 2,358,037,431	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.30	.23H	.23	.23	.20
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.80	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.14)	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.14)	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return B,C,D	7.44%	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.78% A	2.76%	2.38% H	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,859	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.14	.27	.21 H	.21	.20	.17
Net realized and unrealized gain (loss)	.64	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.78	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.12)	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.12)	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return B,C,D	7.30%	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.53% A	2.52%	2.16% H	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,723	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.11	.21	.16 H	.17	.14	.09
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.75	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.09)	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.09)	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.41	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.93% A	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97% A	1.97%	1.60% H	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.12	.22	.16 H	.18	.14	.10
Net realized and unrealized gain (loss)	.63	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.75	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.10)	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.10)	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.40	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.86% A	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.04% A	2.02%	1.63% H	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,014	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.26	.26	.25
Net realized and unrealized gain (loss)	.63	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.81	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.15)	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.48	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return B,C	7.53%	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.82% A	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.07% A	3.06%	2.68% G	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,207	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.25	.26	.24
Net realized and unrealized gain (loss)	.64	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.82	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.15)	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.47	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return B,C	7.67%	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.83% A	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07% A	3.07%	2.71% G	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,658	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 138,375,253
Gross unrealized depreciation	(72,316,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,058,994

Tax cost	$ 2,324,184,233

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (80,334,857)
2017	(150,350,273)
2019	(972,313)
Total capital loss carryforward	$ (231,657,443)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $3,512,936 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,234,159,064 and $465,108,538, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237,954	$ 14,703
Class T	.25%	.25%	230,994	-
Class B	.75%	.25%	69,557	52,168
Class C	.75%	.25%	416,574	135,580
			$ 955,079	$ 202,451

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244,589
Class T	47,329
Class B*	11,896
Class C*	3,613
$ 307,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 234,223.25
Class T	113,396.25
Class B	21,189.30
Class C	101,118.24
Strategic Dividend and Income	1,597,400.20
Institutional Class	71,511.20
	$ 2,138,837

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,627 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,533 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,901. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,708 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 2,057,529	$ 2,587,613
Class T	952,650	1,704,694
Class B	110,832	280,877
Class C	677,891	1,020,378
Strategic Dividend and Income	18,979,189	21,465,836
Institutional Class	764,733	742,423
Total	$ 23,542,824	$ 27,801,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	11,357,445	6,370,733	$ 130,476,352	$ 68,969,904
Reinvestment of distributions	154,108	204,832	1,729,490	2,192,524
Shares redeemed	(1,717,172)	(2,516,846)	(19,758,753)	(27,167,536)
Net increase (decrease)	9,794,381	4,058,719	$ 112,447,089	$ 43,994,892
Class T
Shares sold	2,003,260	2,579,895	$ 22,950,304	$ 28,319,919
Reinvestment of distributions	75,956	139,144	845,879	1,487,091
Shares redeemed	(689,581)	(1,246,104)	(7,912,725)	(13,509,244)
Net increase (decrease)	1,389,635	1,472,935	$ 15,883,458	$ 16,297,766
Class B
Shares sold	227,343	243,843	$ 2,560,098	$ 2,694,364
Reinvestment of distributions	8,277	21,552	91,618	228,996
Shares redeemed	(232,215)	(593,164)	(2,647,951)	(6,445,266)
Net increase (decrease)	3,405	(327,769)	$ 3,765	$ (3,521,906)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	4,311,285	2,565,526	$ 49,427,977	$ 27,603,949
Reinvestment of distributions	49,916	79,045	557,298	845,026
Shares redeemed	(858,186)	(1,020,386)	(9,796,950)	(11,057,139)
Net increase (decrease)	3,503,015	1,624,185	$ 40,188,325	$ 17,391,836
Strategic Dividend and Income
Shares sold	69,421,336	77,518,553	$ 794,642,261	$ 830,288,118
Reinvestment of distributions	1,541,578	1,785,084	17,334,851	19,078,089
Shares redeemed	(19,828,507)	(26,893,398)	(229,301,187)	(291,523,663)
Net increase (decrease)	51,134,407	52,410,239	$ 582,675,925	$ 557,842,544
Institutional Class
Shares sold	7,408,742	2,029,007	$ 84,987,122	$ 21,927,808
Reinvestment of distributions	45,301	53,967	513,535	579,663
Shares redeemed	(1,670,698)	(1,009,445)	(18,883,348)	(10,612,565)
Net increase (decrease)	5,783,345	1,073,529	$ 66,617,309	$ 11,894,906

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SDI-USAN-0712
1.802526.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Dividend & Income®
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,074.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.37%
Actual		$ 1,000.00	$ 1,073.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.10	$ 9.99
HypotheticalA		$ 1,000.00	$ 1,015.35	$ 9.72
Class C	1.86%
Actual		$ 1,000.00	$ 1,070.10	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 1,075.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,076.70	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	4.8
Microsoft Corp.	2.5	2.3
Chevron Corp.	2.4	2.5
AT&T, Inc.	2.2	1.9
Pfizer, Inc.	2.0	1.8
Procter & Gamble Co.	1.9	2.1
Simon Property Group, Inc.	1.8	1.6
The Coca-Cola Co.	1.7	1.6
Philip Morris International, Inc.	1.6	1.6
Ally Financial, Inc. 7.00%	1.6	1.3
	20.7
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	28.4
Consumer Staples	11.7	11.8
Health Care	9.9	8.9
Energy	9.7	10.8
Information Technology	8.8	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Common Stocks 63.1%		Common Stocks 63.6%
	Preferred Stocks 10.5%		Preferred Stocks 14.5%
	Convertible Bonds 10.3%		Convertible Bonds 8.5%
	Other Investments 10.5%		Other Investments 8.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.1%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.9%
	Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 3,290,000	$ 4,739,903
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,200,000	4,722,880
MGM Mirage, Inc. 4.25% 4/15/15	2,150,000	2,132,531
		6,855,411
TOTAL CONSUMER DISCRETIONARY		11,595,314
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	448,263
Transocean, Inc. Series C, 1.5% 12/15/37	13,970,000	13,882,688
		14,330,951
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,930,000	1,634,710
Chesapeake Energy Corp. 2.5% 5/15/37	4,100,000	3,399,310
Massey Energy Co. 3.25% 8/1/15	6,690,000	5,636,325
Peabody Energy Corp. 4.75% 12/15/66	5,810,000	5,032,913
Pioneer Natural Resources Co. 2.875% 1/15/38	670,000	1,108,013
Western Refining, Inc. 5.75% 6/15/14	6,410,000	12,395,338
		29,206,609
TOTAL ENERGY		43,537,560
HEALTH CARE - 1.7%
Biotechnology - 0.6%
Amgen, Inc. 0.375% 2/1/13	7,390,000	7,574,750
Gilead Sciences, Inc. 1.625% 5/1/16	5,280,000	6,771,600
		14,346,350
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	12,560,000	12,654,200
Teleflex, Inc. 3.875% 8/1/17	5,320,000	6,132,896
		18,787,096
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp. 1.375% 6/1/17	$ 2,400,000	$ 2,418,000
Mylan, Inc. 3.75% 9/15/15	2,130,000	3,709,395
		6,127,395
TOTAL HEALTH CARE		39,260,841
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.6%
Covanta Holding Corp. 3.25% 6/1/14	12,700,000	14,050,010
Construction & Engineering - 0.4%
MasTec, Inc.:
4% 6/15/14	3,770,000	4,759,625
4.25% 12/15/14	3,460,000	4,480,700
		9,240,325
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	1,320,000	1,283,700
TOTAL INDUSTRIALS		24,574,035
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	11,720,000	11,251,200
Computers & Peripherals - 0.5%
3D Systems Corp. 5.5% 12/15/16 (f)	1,300,000	1,932,190
EMC Corp. 1.75% 12/1/13	300,000	458,760
SanDisk Corp. 1.5% 8/15/17	10,310,000	10,264,894
		12,655,844
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	830,000	762,563
2.25% 6/1/42 (f)	800,000	816,664
		1,579,227
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,301,663
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	3,430,000	3,515,750
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.25% 8/1/39	$ 5,950,000	$ 7,802,235
Micron Technology, Inc.:
1.875% 8/1/31 (f)	6,950,000	5,968,313
3.125% 5/1/32 (f)	1,890,000	1,671,469
ON Semiconductor Corp. 2.625% 12/15/26	835,000	871,531
		16,313,548
Software - 1.2%
Electronic Arts, Inc. 0.75% 7/15/16 (f)	9,920,000	8,816,400
Microsoft Corp. 0% 6/15/13 (f)	10,960,000	11,480,600
Nuance Communications, Inc. 2.75% 11/1/31 (f)	4,930,000	5,129,665
Symantec Corp. 1% 6/15/13	1,810,000	1,858,327
		27,284,992
TOTAL INFORMATION TECHNOLOGY		73,902,224
MATERIALS - 1.1%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,100,000	5,771,820
Metals & Mining - 0.8%
Goldcorp, Inc. 2% 8/1/14	6,420,000	7,214,796
Newmont Mining Corp.:
1.25% 7/15/14	5,100,000	6,349,500
1.625% 7/15/17	3,400,000	4,441,250
		18,005,546
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,528,325
4.5% 8/15/15	670,000	906,175
		2,434,500
TOTAL MATERIALS		26,211,866
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	$ 15,720,000	$ 9,196,200
Level 3 Communications, Inc. 6.5% 10/1/16	1,390,000	1,932,969
		11,129,169
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. 5.5% 6/15/29	7,970,000	13,489,225
TOTAL CONVERTIBLE BONDS		243,700,234
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20	105,000	110,119
Hotels, Restaurants & Leisure - 0.5%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,615,113
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,972,475
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,264,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	545,000
		10,396,588
Media - 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,239,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	4,700,000	4,923,250
		12,163,000
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	700,000	483,000
TOTAL CONSUMER DISCRETIONARY		23,152,707
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Rite Aid Corp. 9.5% 6/15/17	$ 11,420,000	$ 10,991,750
Tops Markets LLC 10.125% 10/15/15	8,125,000	8,693,750
		19,685,500
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	2,687,000	2,848,220
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,293,588
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	8,176,680
		15,318,488
FINANCIALS - 3.5%
Capital Markets - 0.5%
BankAmerica Institutional Capital A 8.07% 12/31/26 (f)	265,000	266,325
Chase Capital II 0.9659% 2/1/27 (h)	9,900,000	7,029,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,456,299
JPMorgan Chase Capital XXIII 1.4669% 5/15/77 (h)	2,500,000	1,731,080
Lehman Brothers Holdings, Inc. 1.2969% (d)(h)	1,000,000	100
		12,482,804
Commercial Banks - 2.1%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,020,000
CIT Group, Inc. 7% 5/2/17 (f)	3,074,859	3,059,484
Corestates Capital III 1.0369% 2/15/27 (f)(h)	2,000,000	1,520,000
First Maryland Capital I 1.4667% 1/15/27 (h)	2,500,000	1,877,683
First Maryland Capital II 1.3159% 2/1/27 (h)	4,100,000	3,078,411
JPMorgan Chase Capital XXI 1.4159% 1/15/87 (h)	2,500,000	1,784,670
PNC Capital Trust C 1.0575% 6/1/28 (h)	4,000,000	3,269,700
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	4,315,000	4,409,844
Wachovia Capital Trust II 0.9667% 1/15/27 (h)	32,014,000	24,330,640
Wells Fargo Capital II 0.9659% 1/30/27 (h)	2,500,000	1,946,373
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,131
		48,292,936
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	405,000	452,654
SLM Corp. 7.25% 1/25/22	390,000	380,250
		832,904
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.9%
CIT Group, Inc. 6.625% 4/1/18 (f)	$ 1,950,000	$ 2,023,125
Goldman Sachs Capital II 5.793% (g)(h)	12,500,000	8,250,000
JPMorgan Chase Capital XIII 1.4197% 9/30/34 (h)	2,750,000	2,035,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,785,650
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(h)	2,570,000	2,666,375
		20,760,150
TOTAL FINANCIALS		82,368,794
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	1,044,100
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,749,518
International Lease Finance Corp.:
8.25% 12/15/20	705,000	786,075
8.625% 9/15/15	5,000,000	5,450,000
8.875% 9/1/17	3,000,000	3,345,000
		15,330,593
MATERIALS - 0.5%
Chemicals - 0.1%
LyondellBasell Industries NV 5.75% 4/15/24 (f)	2,000,000	2,065,000
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. 10.25% 10/15/18	7,820,000	8,856,150
TOTAL MATERIALS		10,921,150
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,350,000	2,050,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,466,250
Sprint Nextel Corp. 6% 12/1/16	4,000,000	3,660,000
		5,126,250
TOTAL TELECOMMUNICATION SERVICES		7,176,625
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS		178,072,957
TOTAL CORPORATE BONDS (Cost $428,171,034)		421,773,191
Common Stocks - 63.1%
	Shares
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.1%
Ford Motor Co.	144,000	1,520,640
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	54,100	1,747,971
Darden Restaurants, Inc.	68,300	3,533,159
McDonald's Corp.	203,900	18,216,426
Wyndham Worldwide Corp.	33,800	1,683,240
		25,180,796
Media - 1.2%
Comcast Corp. Class A	314,100	9,080,631
Time Warner Cable, Inc.	110,700	8,346,780
Time Warner, Inc.	309,900	10,682,253
		28,109,664
Specialty Retail - 1.1%
Foot Locker, Inc.	91,500	2,904,210
Home Depot, Inc.	417,100	20,579,714
TJX Companies, Inc.	67,800	2,878,788
		26,362,712
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	$ 5,331,312
TOTAL CONSUMER DISCRETIONARY		86,505,124
CONSUMER STAPLES - 10.8%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	5,287,370
Diageo PLC sponsored ADR	45,300	4,318,902
Dr Pepper Snapple Group, Inc.	135,800	5,603,108
PepsiCo, Inc.	209,500	14,214,575
The Coca-Cola Co.	546,400	40,832,472
		70,256,427
Food & Staples Retailing - 1.0%
Safeway, Inc.	81,200	1,544,424
Sysco Corp.	83,600	2,333,276
Wal-Mart Stores, Inc.	308,800	20,325,216
		24,202,916
Food Products - 1.3%
B&G Foods, Inc. Class A	45,000	1,083,600
Danone SA	62,200	3,989,638
Kraft Foods, Inc. Class A	518,600	19,846,822
Unilever PLC sponsored ADR	163,700	5,169,646
		30,089,706
Household Products - 3.2%
Colgate-Palmolive Co.	127,600	12,543,080
Kimberly-Clark Corp.	146,200	11,600,970
Procter & Gamble Co.	716,158	44,609,482
Reckitt Benckiser Group PLC	123,300	6,561,366
		75,314,898
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	70,700	6,651,456
Imperial Tobacco Group PLC	51,781	1,873,247
Japan Tobacco, Inc.	795	4,423,606
Lorillard, Inc.	40,700	5,030,520
Philip Morris International, Inc.	445,018	37,608,471
		55,587,300
TOTAL CONSUMER STAPLES		255,451,247
Common Stocks - continued
	Shares	Value
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Atlas Pipeline Partners, LP	112,600	$ 3,378,000
Chevron Corp.	575,700	56,597,067
Enterprise Products Partners LP	44,300	2,160,068
Exxon Mobil Corp.	902,200	70,939,977
Legacy Reserves LP	40,900	1,010,230
Marathon Oil Corp.	183,500	4,570,985
Marathon Petroleum Corp.	50	1,804
Occidental Petroleum Corp.	57,800	4,581,806
Royal Dutch Shell PLC Class A sponsored ADR	159,100	9,892,838
Targa Resources Corp.	25,700	1,139,538
Williams Companies, Inc.	190,900	5,828,177
		160,100,490
FINANCIALS - 16.3%
Capital Markets - 0.2%
BlackRock, Inc. Class A	26,800	4,577,440
Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd.	57,043	1,161,321
BB&T Corp.	72,500	2,190,950
City National Corp.	32,900	1,634,472
Commerce Bancshares, Inc.	43,500	1,685,190
Huntington Bancshares, Inc.	262,300	1,715,442
M&T Bank Corp.	74,100	6,025,812
U.S. Bancorp	127,400	3,963,414
UMB Financial Corp.	29,000	1,414,330
		19,790,931
Insurance - 1.6%
ACE Ltd.	48,300	3,493,539
AFLAC, Inc.	145,800	5,843,664
Allied World Assurance Co. Holdings Ltd.	24,700	1,899,430
Axis Capital Holdings Ltd.	151,600	4,987,640
MetLife, Inc.	100,400	2,932,684
MetLife, Inc. unit (a)	145,500	8,503,020
Prudential Financial, Inc.	53,000	2,461,850
The Travelers Companies, Inc.	101,600	6,348,984
		36,470,811
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	329,041	7,360,647
Apartment Investment & Management Co. Class A	26,100	706,527
AvalonBay Communities, Inc.	20,528	2,868,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	149,299	$ 15,367,346
Camden Property Trust (SBI)	194,687	12,676,071
CBL & Associates Properties, Inc.	475,069	8,294,705
Cedar Shopping Centers, Inc.	231,300	1,110,240
Chesapeake Lodging Trust	294,263	5,311,447
DCT Industrial Trust, Inc.	461,800	2,687,676
DDR Corp.	350,740	4,871,779
Digital Realty Trust, Inc. (e)	217,671	15,404,577
Douglas Emmett, Inc.	355,886	7,615,960
Education Realty Trust, Inc.	725,200	7,991,704
Equity One, Inc.	474,483	9,423,232
Equity Residential (SBI)	254,589	15,555,388
Essex Property Trust, Inc.	83,407	12,549,417
Excel Trust, Inc.	64,177	750,229
First Potomac Realty Trust	78,900	946,800
Glimcher Realty Trust	377,731	3,475,125
HCP, Inc.	205,024	8,373,180
Health Care REIT, Inc.	40,149	2,227,065
Highwoods Properties, Inc. (SBI)	230,748	7,443,930
Host Hotels & Resorts, Inc.	395,973	6,042,548
Kite Realty Group Trust	254,734	1,207,439
LaSalle Hotel Properties (SBI)	188,300	5,193,314
Lexington Corporate Properties Trust	499,100	4,147,521
LTC Properties, Inc.	27,100	874,517
National Health Investors, Inc.	28,200	1,361,214
National Retail Properties, Inc.	284,300	7,531,107
Newcastle Investment Corp.	104,600	694,544
Post Properties, Inc.	136,841	6,624,473
Prologis, Inc.	572,145	18,297,197
Public Storage	144,340	19,265,060
Sabra Health Care REIT, Inc.	93,400	1,343,092
Simon Property Group, Inc.	290,100	42,795,552
SL Green Realty Corp.	189,450	14,210,645
Stag Industrial, Inc.	121,500	1,670,625
Sun Communities, Inc.	51,300	2,114,073
Sunstone Hotel Investors, Inc. (a)	303,136	3,034,391
The Macerich Co.	58,418	3,332,747
Ventas, Inc.	396,030	23,294,485
Vornado Realty Trust	68,799	5,636,014
		321,682,391
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	104,300	$ 1,396,577
TOTAL FINANCIALS		383,918,150
HEALTH CARE - 7.9%
Biotechnology - 0.2%
Amgen, Inc.	82,400	5,728,448
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	87,600	4,434,312
Covidien PLC	68,800	3,562,464
		7,996,776
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	115,302	1,901,330
Emeritus Corp. (a)	214,931	3,269,101
Sunrise Senior Living, Inc. (a)	173,204	1,042,688
UnitedHealth Group, Inc.	83,500	4,656,795
		10,869,914
Pharmaceuticals - 6.9%
Abbott Laboratories	192,400	11,888,396
Eli Lilly & Co.	388,200	15,896,790
GlaxoSmithKline PLC sponsored ADR	184,350	8,131,679
Johnson & Johnson	521,644	32,566,235
Merck & Co., Inc.	908,890	34,156,086
Pfizer, Inc.	2,197,300	48,054,951
Roche Holding AG sponsored ADR	160,600	6,290,702
Sanofi SA sponsored ADR	162,200	5,519,666
		162,504,505
TOTAL HEALTH CARE		187,099,643
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	170,300	9,478,898
Raytheon Co.	142,500	7,170,600
The Boeing Co.	98,500	6,856,585
United Technologies Corp.	75,500	5,595,305
		29,101,388
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	200,300	15,010,482
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. (a)	13,854	$ 126,348
Republic Services, Inc.	74,400	1,961,184
Steelcase, Inc. Class A	117,700	1,032,229
		3,119,761
Electrical Equipment - 0.4%
Emerson Electric Co.	188,500	8,816,145
Industrial Conglomerates - 1.0%
3M Co.	177,100	14,949,011
General Electric Co.	404,053	7,713,372
		22,662,383
Machinery - 0.8%
Illinois Tool Works, Inc.	174,000	9,770,100
Ingersoll-Rand PLC	110,700	4,573,017
Stanley Black & Decker, Inc.	66,900	4,432,125
		18,775,242
Road & Rail - 0.3%
Union Pacific Corp.	61,200	6,817,680
TOTAL INDUSTRIALS		104,303,081
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	75,200	3,615,616
IT Services - 0.8%
Accenture PLC Class A	129,300	7,383,030
Automatic Data Processing, Inc.	138,200	7,207,130
IBM Corp.	22,400	4,320,960
		18,911,120
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	208,000	7,564,960
Intel Corp.	1,277,500	33,010,600
Intersil Corp. Class A	222,500	2,347,375
Linear Technology Corp.	135,100	3,920,602
Maxim Integrated Products, Inc.	146,100	3,675,876
Texas Instruments, Inc.	114,200	3,252,416
		53,771,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Microsoft Corp.	1,986,100	$ 57,974,259
TOTAL INFORMATION TECHNOLOGY		134,272,824
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	53,500	4,228,640
E.I. du Pont de Nemours & Co.	236,700	11,423,142
Eastman Chemical Co.	46,100	2,146,416
LyondellBasell Industries NV Class A	75,100	2,963,446
		20,761,644
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,518,200	51,876,894
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,458,100	3,888,729
TOTAL TELECOMMUNICATION SERVICES		55,765,623
UTILITIES - 4.2%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	138,800	5,345,188
Duke Energy Corp.	717,600	15,772,848
Edison International	158,700	7,135,152
FirstEnergy Corp.	256,200	11,987,598
NextEra Energy, Inc.	211,700	13,832,478
Northeast Utilities	128,900	4,641,689
Pepco Holdings, Inc.	214,400	4,086,464
PPL Corp.	190,792	5,221,977
Southern Co.	296,700	13,621,497
		81,644,891
Multi-Utilities - 0.8%
National Grid PLC	308,900	3,098,191
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	184,400	$ 8,058,280
Sempra Energy	113,300	7,365,633
		18,522,104
TOTAL UTILITIES		100,166,995
TOTAL COMMON STOCKS (Cost $1,413,632,345)		1,488,344,821
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 2.8%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.5%
General Motors Co. 4.75%	317,684	11,665,356
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,844	4,834,409
TOTAL CONSUMER DISCRETIONARY		16,499,765
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp.:
8.00% (f)	11,600	387,150
Series B, 8.00%	10,500	350,438
		737,588
FINANCIALS - 0.9%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	6,890	7,640,941
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	23,800	1,169,175
Bank of America Corp. Series L, 7.25%	6,960	6,500,640
Citigroup, Inc. 7.50%	38,100	3,203,448
		10,873,263
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,169,238
TOTAL FINANCIALS		21,683,442
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	$ 2,569,443
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	4,953,585
TOTAL HEALTH CARE		7,523,028
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	53,800	2,908,563
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	95,400	4,035,420
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.:
7.00%	29,000	1,558,750
Series E, 5.599% (a)	37,000	1,806,063
PPL Corp. 8.75%	157,600	8,250,360
		11,615,173
TOTAL CONVERTIBLE PREFERRED STOCKS		65,002,979
Nonconvertible Preferred Stocks - 7.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp. 6.625%	28,660	731,976
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,954,000
FINANCIALS - 6.7%
Capital Markets - 0.6%
BNY Capital V 5.95%	40,000	1,015,200
Goldman Sachs Group, Inc.:
6.125%	120,000	3,030,000
Series C, 4.9931%	40,000	823,600
Series D	266,800	5,061,196
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,981,980
Morgan Stanley Capital I Trust 6.60%	140,000	3,340,400
		15,252,376
Commercial Banks - 1.4%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,100,704
Series 4, 7.75%	247,800	6,152,874
Series 5, 8.125%	25,000	629,000
BB&T Capital Trust VI 9.60%	86,000	2,266,960
CoBank ACB 7.00% (f)	17,000	869,657
First Niagara Financial Group, Inc. Series B, 8.625%	100,000	2,727,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,350,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,017,704
U.S. Bancorp Series A, 3.50%	12,960	10,018,080
Zions Bancorp.:
11.00%	80,000	1,999,200
Series C, 9.50%	27,000	696,600
		31,827,779
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (f)	43,658	37,109,300
HSBC USA, Inc. Series H, 6.50%	100,000	2,559,000
		39,668,300
Diversified Financial Services - 1.9%
Bank of America Corp.:
Series D, 6.204%	45,000	1,052,100
Series H, 8.20%	493,015	12,399,327
Citigroup Capital VIII 6.95%	236,811	5,936,852
Citigroup Capital XII 8.50%	326,000	8,410,800
General Electric Capital Corp. 6.05%	40,000	1,013,600
GMAC Capital Trust I Series 2, 8.125%	565,640	12,964,469
JPMorgan Chase Capital XXIX 6.70%	155,000	4,012,950
		45,790,098
Insurance - 0.4%
Hartford Financial Services Group, Inc. 7.875% (a)	100,000	2,597,000
MetLife, Inc. Series B, 6.50%	241,000	6,075,610
		8,672,610
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	40,000	$ 1,025,600
CBL & Associates Properties, Inc. 7.375%	58,500	1,461,330
Digital Realty Trust, Inc. Series E, 7.00%	20,000	516,800
Health Care REIT, Inc. Series J, 6.50%	12,000	312,600
Hersha Hospitality Trust Series B, 8.00%	48,200	1,221,388
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Public Storage:
Series R, 6.35%	41,600	1,141,088
Series T, 5.75%	84,000	2,176,440
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,689,383
Vornado Realty Trust Series E, 7.00%	40,000	1,039,600
		16,165,229
TOTAL FINANCIALS		157,376,392
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	443,750
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duquesne Light Co. 6.50%	66,050	3,319,013
PPL Electric Utilities Corp. 6.25%	299,000	7,512,375
Southern California Edison Co.:
6.125%	35,000	3,482,500
Series C, 6.00%	42,500	4,234,063
Series D, 6.50%	12,500	1,310,875
		19,858,826
TOTAL NONCONVERTIBLE PREFERRED STOCKS		181,364,944
TOTAL PREFERRED STOCKS (Cost $246,235,238)		246,367,923
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $743,954)	54,400	555,761
Floating Rate Loans - 0.8%
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.2619% 1/31/19 (h)	$ 196,667	$ 197,158
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (h)	325,000	315,250
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	6,940,000	6,757,825
		7,073,075
FINANCIALS - 0.3%
Insurance - 0.3%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (h)	6,730,000	6,746,825
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/9/19 (h)	360,000	354,150
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	4,835,000	4,774,563
TOTAL FLOATING RATE LOANS (Cost $19,279,375)		19,145,771
Preferred Securities - 2.1%

FINANCIALS - 2.0%
Commercial Banks - 1.1%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,608,657
PNC Preferred Funding Trust I 6.517% (f)(g)(h)	18,950,000	14,284,338
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	2,755,909
USB Capital IX 3.5% (g)(h)	8,375,000	6,340,457
		24,989,361
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(h)	460,000	478,185
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	6,902,678
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 6.113% (f)(g)(h)	$ 12,486,000	$ 9,604,105
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,253,124
		22,238,092
TOTAL FINANCIALS		47,227,453
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co. 6.25% (g)(h)	1,090,000	1,153,445
TOTAL PREFERRED SECURITIES (Cost $47,472,136)		48,380,898
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	153,691,462	153,691,462
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	11,983,400	11,983,400
TOTAL MONEY MARKET FUNDS (Cost $165,674,862)		165,674,862
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,321,208,944)		2,390,243,227
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(32,205,796)
NET ASSETS - 100%		$ 2,358,037,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,343,464 or 7.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,901
Fidelity Securities Lending Cash Central Fund	54,901
Total	$ 122,802
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,736,865	$ 98,902,456	$ 4,834,409	$ -
Consumer Staples	258,405,247	238,603,390	19,801,857	-
Energy	160,838,078	160,100,490	737,588	-
Financials	562,977,984	508,807,594	54,170,390	-
Health Care	194,622,671	189,669,086	4,953,585	-
Industrials	107,655,394	104,303,081	3,352,313	-
Information Technology	134,272,824	134,272,824	-	-
Materials	24,797,064	24,797,064	-	-
Telecommunication Services	55,765,623	51,876,894	3,888,729	-
Utilities	131,640,994	106,877,914	24,763,080	-
Corporate Bonds	421,773,191	-	421,773,091	100
Investment Companies	555,761	-	555,761	-
Floating Rate Loans	19,145,771	-	19,145,771	-
Preferred Securities	48,380,898	-	48,380,898	-
Money Market Funds	165,674,862	165,674,862	-	-
Total Investments in Securities:	$ 2,390,243,227	$ 1,783,885,655	$ 606,357,472	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.7%
BBB	6.2%
BB	3.7%
B	4.5%
CCC,CC,C	1.3%
Not Rated	2.4%
Equities	73.6%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,861,052) - See accompanying schedule: Unaffiliated issuers (cost $2,155,534,082)	$ 2,224,568,365
Fidelity Central Funds (cost $165,674,862)	165,674,862
Total Investments (cost $2,321,208,944)		$ 2,390,243,227
Cash		992,340
Foreign currency held at value (cost $29,021)		29,021
Receivable for investments sold		14,454,838
Receivable for fund shares sold		6,773,212
Dividends receivable		6,263,976
Interest receivable		5,714,946
Distributions receivable from Fidelity Central Funds		53,671
Prepaid expenses		445
Other receivables		5,763
Total assets		2,424,531,439

Liabilities
Payable for investments purchased	$ 46,403,114
Payable for fund shares redeemed	6,235,018
Accrued management fee	1,097,840
Distribution and service plan fees payable	188,129
Other affiliated payables	451,526
Other payables and accrued expenses	134,981
Collateral on securities loaned, at value	11,983,400
Total liabilities		66,494,008

Net Assets		$ 2,358,037,431
Net Assets consist of:
Paid in capital		$ 2,468,388,366
Undistributed net investment income		13,345,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(192,701,121)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,005,038
Net Assets		$ 2,358,037,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($244,859,121 ÷ 21,413,181 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($99,723,474 ÷ 8,725,042 shares)	$ 11.43

Maximum offering price per share (100/96.50 of $11.43)	$ 11.84
Class B: Net Asset Value and offering price per share ($13,574,991 ÷ 1,189,867 shares)A	$ 11.41

Class C: Net Asset Value and offering price per share ($103,014,402 ÷ 9,034,950 shares)A	$ 11.40

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,796,207,103 ÷ 156,409,152 shares)	$ 11.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,658,340 ÷ 8,778,180 shares)	$ 11.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 30,953,379
Interest		8,613,614
Income from Fidelity Central Funds		122,802
Total income		39,689,795

Expenses
Management fee	$ 5,667,422
Transfer agent fees	2,138,837
Distribution and service plan fees	955,079
Accounting and security lending fees	309,232
Custodian fees and expenses	38,642
Independent trustees' compensation	3,227
Registration fees	290,720
Audit	34,591
Legal	2,233
Miscellaneous	6,770
Total expenses before reductions	9,446,753
Expense reductions	(17,756)	9,428,997
Net investment income (loss)		30,260,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,204,579
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(8,740)
Futures contracts	3,512,936
Total net realized gain (loss)		42,731,151
Change in net unrealized appreciation (depreciation) on: Investment securities	44,008,614
Assets and liabilities in foreign currencies	(28,190)
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		43,251,131
Net gain (loss)		85,982,282
Net increase (decrease) in net assets resulting from operations		$ 116,243,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,260,798	$ 28,744,067
Net realized gain (loss)	42,731,151	(204,795)
Change in net unrealized appreciation (depreciation)	43,251,131	47,749,402
Net increase (decrease) in net assets resulting from operations	116,243,080	76,288,674
Distributions to shareholders from net investment income	(23,542,824)	(27,801,821)
Share transactions - net increase (decrease)	817,815,871	643,900,038
Total increase (decrease) in net assets	910,516,127	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $13,345,148 and undistributed net investment income of $6,866,560, respectively)	$ 2,358,037,431	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.30	.23H	.23	.23	.20
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.80	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.14)	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.14)	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return B,C,D	7.44%	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.78% A	2.76%	2.38% H	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,859	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.14	.27	.21 H	.21	.20	.17
Net realized and unrealized gain (loss)	.64	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.78	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.12)	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.12)	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return B,C,D	7.30%	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.53% A	2.52%	2.16% H	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,723	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.11	.21	.16 H	.17	.14	.09
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.75	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.09)	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.09)	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.41	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.93% A	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97% A	1.97%	1.60% H	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.12	.22	.16 H	.18	.14	.10
Net realized and unrealized gain (loss)	.63	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.75	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.10)	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.10)	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.40	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.86% A	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.04% A	2.02%	1.63% H	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,014	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.26	.26	.25
Net realized and unrealized gain (loss)	.63	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.81	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.15)	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.48	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return B,C	7.53%	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.82% A	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.07% A	3.06%	2.68% G	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,207	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.25	.26	.24
Net realized and unrealized gain (loss)	.64	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.82	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.15)	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.47	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return B,C	7.67%	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.83% A	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07% A	3.07%	2.71% G	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,658	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 138,375,253
Gross unrealized depreciation	(72,316,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,058,994

Tax cost	$ 2,324,184,233

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (80,334,857)
2017	(150,350,273)
2019	(972,313)
Total capital loss carryforward	$ (231,657,443)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $3,512,936 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,234,159,064 and $465,108,538, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237,954	$ 14,703
Class T	.25%	.25%	230,994	-
Class B	.75%	.25%	69,557	52,168
Class C	.75%	.25%	416,574	135,580
			$ 955,079	$ 202,451

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244,589
Class T	47,329
Class B*	11,896
Class C*	3,613
$ 307,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 234,223.25
Class T	113,396.25
Class B	21,189.30
Class C	101,118.24
Strategic Dividend and Income	1,597,400.20
Institutional Class	71,511.20
	$ 2,138,837

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,627 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,533 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,901. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,708 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 2,057,529	$ 2,587,613
Class T	952,650	1,704,694
Class B	110,832	280,877
Class C	677,891	1,020,378
Strategic Dividend and Income	18,979,189	21,465,836
Institutional Class	764,733	742,423
Total	$ 23,542,824	$ 27,801,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	11,357,445	6,370,733	$ 130,476,352	$ 68,969,904
Reinvestment of distributions	154,108	204,832	1,729,490	2,192,524
Shares redeemed	(1,717,172)	(2,516,846)	(19,758,753)	(27,167,536)
Net increase (decrease)	9,794,381	4,058,719	$ 112,447,089	$ 43,994,892
Class T
Shares sold	2,003,260	2,579,895	$ 22,950,304	$ 28,319,919
Reinvestment of distributions	75,956	139,144	845,879	1,487,091
Shares redeemed	(689,581)	(1,246,104)	(7,912,725)	(13,509,244)
Net increase (decrease)	1,389,635	1,472,935	$ 15,883,458	$ 16,297,766
Class B
Shares sold	227,343	243,843	$ 2,560,098	$ 2,694,364
Reinvestment of distributions	8,277	21,552	91,618	228,996
Shares redeemed	(232,215)	(593,164)	(2,647,951)	(6,445,266)
Net increase (decrease)	3,405	(327,769)	$ 3,765	$ (3,521,906)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	4,311,285	2,565,526	$ 49,427,977	$ 27,603,949
Reinvestment of distributions	49,916	79,045	557,298	845,026
Shares redeemed	(858,186)	(1,020,386)	(9,796,950)	(11,057,139)
Net increase (decrease)	3,503,015	1,624,185	$ 40,188,325	$ 17,391,836
Strategic Dividend and Income
Shares sold	69,421,336	77,518,553	$ 794,642,261	$ 830,288,118
Reinvestment of distributions	1,541,578	1,785,084	17,334,851	19,078,089
Shares redeemed	(19,828,507)	(26,893,398)	(229,301,187)	(291,523,663)
Net increase (decrease)	51,134,407	52,410,239	$ 582,675,925	$ 557,842,544
Institutional Class
Shares sold	7,408,742	2,029,007	$ 84,987,122	$ 21,927,808
Reinvestment of distributions	45,301	53,967	513,535	579,663
Shares redeemed	(1,670,698)	(1,009,445)	(18,883,348)	(10,612,565)
Net increase (decrease)	5,783,345	1,073,529	$ 66,617,309	$ 11,894,906

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0712
1.802528.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Dividend & Income®
Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.12%
Actual		$ 1,000.00	$ 1,074.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.65
Class T	1.37%
Actual		$ 1,000.00	$ 1,073.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.10	$ 9.99
HypotheticalA		$ 1,000.00	$ 1,015.35	$ 9.72
Class C	1.86%
Actual		$ 1,000.00	$ 1,070.10	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 1,075.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,076.70	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	4.8
Microsoft Corp.	2.5	2.3
Chevron Corp.	2.4	2.5
AT&T, Inc.	2.2	1.9
Pfizer, Inc.	2.0	1.8
Procter & Gamble Co.	1.9	2.1
Simon Property Group, Inc.	1.8	1.6
The Coca-Cola Co.	1.7	1.6
Philip Morris International, Inc.	1.6	1.6
Ally Financial, Inc. 7.00%	1.6	1.3
	20.7
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	28.4
Consumer Staples	11.7	11.8
Health Care	9.9	8.9
Energy	9.7	10.8
Information Technology	8.8	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Common Stocks 63.1%		Common Stocks 63.6%
	Preferred Stocks 10.5%		Preferred Stocks 14.5%
	Convertible Bonds 10.3%		Convertible Bonds 8.5%
	Other Investments 10.5%		Other Investments 8.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	6.1%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.9%
	Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 3,290,000	$ 4,739,903
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	3,200,000	4,722,880
MGM Mirage, Inc. 4.25% 4/15/15	2,150,000	2,132,531
		6,855,411
TOTAL CONSUMER DISCRETIONARY		11,595,314
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	448,263
Transocean, Inc. Series C, 1.5% 12/15/37	13,970,000	13,882,688
		14,330,951
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,930,000	1,634,710
Chesapeake Energy Corp. 2.5% 5/15/37	4,100,000	3,399,310
Massey Energy Co. 3.25% 8/1/15	6,690,000	5,636,325
Peabody Energy Corp. 4.75% 12/15/66	5,810,000	5,032,913
Pioneer Natural Resources Co. 2.875% 1/15/38	670,000	1,108,013
Western Refining, Inc. 5.75% 6/15/14	6,410,000	12,395,338
		29,206,609
TOTAL ENERGY		43,537,560
HEALTH CARE - 1.7%
Biotechnology - 0.6%
Amgen, Inc. 0.375% 2/1/13	7,390,000	7,574,750
Gilead Sciences, Inc. 1.625% 5/1/16	5,280,000	6,771,600
		14,346,350
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	12,560,000	12,654,200
Teleflex, Inc. 3.875% 8/1/17	5,320,000	6,132,896
		18,787,096
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp. 1.375% 6/1/17	$ 2,400,000	$ 2,418,000
Mylan, Inc. 3.75% 9/15/15	2,130,000	3,709,395
		6,127,395
TOTAL HEALTH CARE		39,260,841
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.6%
Covanta Holding Corp. 3.25% 6/1/14	12,700,000	14,050,010
Construction & Engineering - 0.4%
MasTec, Inc.:
4% 6/15/14	3,770,000	4,759,625
4.25% 12/15/14	3,460,000	4,480,700
		9,240,325
Machinery - 0.0%
Navistar International Corp. 3% 10/15/14	1,320,000	1,283,700
TOTAL INDUSTRIALS		24,574,035
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	11,720,000	11,251,200
Computers & Peripherals - 0.5%
3D Systems Corp. 5.5% 12/15/16 (f)	1,300,000	1,932,190
EMC Corp. 1.75% 12/1/13	300,000	458,760
SanDisk Corp. 1.5% 8/15/17	10,310,000	10,264,894
		12,655,844
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	830,000	762,563
2.25% 6/1/42 (f)	800,000	816,664
		1,579,227
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,301,663
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	3,430,000	3,515,750
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.25% 8/1/39	$ 5,950,000	$ 7,802,235
Micron Technology, Inc.:
1.875% 8/1/31 (f)	6,950,000	5,968,313
3.125% 5/1/32 (f)	1,890,000	1,671,469
ON Semiconductor Corp. 2.625% 12/15/26	835,000	871,531
		16,313,548
Software - 1.2%
Electronic Arts, Inc. 0.75% 7/15/16 (f)	9,920,000	8,816,400
Microsoft Corp. 0% 6/15/13 (f)	10,960,000	11,480,600
Nuance Communications, Inc. 2.75% 11/1/31 (f)	4,930,000	5,129,665
Symantec Corp. 1% 6/15/13	1,810,000	1,858,327
		27,284,992
TOTAL INFORMATION TECHNOLOGY		73,902,224
MATERIALS - 1.1%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,100,000	5,771,820
Metals & Mining - 0.8%
Goldcorp, Inc. 2% 8/1/14	6,420,000	7,214,796
Newmont Mining Corp.:
1.25% 7/15/14	5,100,000	6,349,500
1.625% 7/15/17	3,400,000	4,441,250
		18,005,546
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,528,325
4.5% 8/15/15	670,000	906,175
		2,434,500
TOTAL MATERIALS		26,211,866
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	$ 15,720,000	$ 9,196,200
Level 3 Communications, Inc. 6.5% 10/1/16	1,390,000	1,932,969
		11,129,169
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. 5.5% 6/15/29	7,970,000	13,489,225
TOTAL CONVERTIBLE BONDS		243,700,234
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20	105,000	110,119
Hotels, Restaurants & Leisure - 0.5%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,615,113
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,972,475
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,264,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	545,000
		10,396,588
Media - 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,239,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	4,700,000	4,923,250
		12,163,000
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	700,000	483,000
TOTAL CONSUMER DISCRETIONARY		23,152,707
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Rite Aid Corp. 9.5% 6/15/17	$ 11,420,000	$ 10,991,750
Tops Markets LLC 10.125% 10/15/15	8,125,000	8,693,750
		19,685,500
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	2,687,000	2,848,220
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,293,588
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	8,176,680
		15,318,488
FINANCIALS - 3.5%
Capital Markets - 0.5%
BankAmerica Institutional Capital A 8.07% 12/31/26 (f)	265,000	266,325
Chase Capital II 0.9659% 2/1/27 (h)	9,900,000	7,029,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,456,299
JPMorgan Chase Capital XXIII 1.4669% 5/15/77 (h)	2,500,000	1,731,080
Lehman Brothers Holdings, Inc. 1.2969% (d)(h)	1,000,000	100
		12,482,804
Commercial Banks - 2.1%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,020,000
CIT Group, Inc. 7% 5/2/17 (f)	3,074,859	3,059,484
Corestates Capital III 1.0369% 2/15/27 (f)(h)	2,000,000	1,520,000
First Maryland Capital I 1.4667% 1/15/27 (h)	2,500,000	1,877,683
First Maryland Capital II 1.3159% 2/1/27 (h)	4,100,000	3,078,411
JPMorgan Chase Capital XXI 1.4159% 1/15/87 (h)	2,500,000	1,784,670
PNC Capital Trust C 1.0575% 6/1/28 (h)	4,000,000	3,269,700
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	4,315,000	4,409,844
Wachovia Capital Trust II 0.9667% 1/15/27 (h)	32,014,000	24,330,640
Wells Fargo Capital II 0.9659% 1/30/27 (h)	2,500,000	1,946,373
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	996,131
		48,292,936
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	405,000	452,654
SLM Corp. 7.25% 1/25/22	390,000	380,250
		832,904
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.9%
CIT Group, Inc. 6.625% 4/1/18 (f)	$ 1,950,000	$ 2,023,125
Goldman Sachs Capital II 5.793% (g)(h)	12,500,000	8,250,000
JPMorgan Chase Capital XIII 1.4197% 9/30/34 (h)	2,750,000	2,035,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,785,650
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(h)	2,570,000	2,666,375
		20,760,150
TOTAL FINANCIALS		82,368,794
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	1,044,100
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,749,518
International Lease Finance Corp.:
8.25% 12/15/20	705,000	786,075
8.625% 9/15/15	5,000,000	5,450,000
8.875% 9/1/17	3,000,000	3,345,000
		15,330,593
MATERIALS - 0.5%
Chemicals - 0.1%
LyondellBasell Industries NV 5.75% 4/15/24 (f)	2,000,000	2,065,000
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. 10.25% 10/15/18	7,820,000	8,856,150
TOTAL MATERIALS		10,921,150
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,350,000	2,050,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 7.375% 8/1/15	$ 1,500,000	$ 1,466,250
Sprint Nextel Corp. 6% 12/1/16	4,000,000	3,660,000
		5,126,250
TOTAL TELECOMMUNICATION SERVICES		7,176,625
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS		178,072,957
TOTAL CORPORATE BONDS (Cost $428,171,034)		421,773,191
Common Stocks - 63.1%
	Shares
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.1%
Ford Motor Co.	144,000	1,520,640
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	54,100	1,747,971
Darden Restaurants, Inc.	68,300	3,533,159
McDonald's Corp.	203,900	18,216,426
Wyndham Worldwide Corp.	33,800	1,683,240
		25,180,796
Media - 1.2%
Comcast Corp. Class A	314,100	9,080,631
Time Warner Cable, Inc.	110,700	8,346,780
Time Warner, Inc.	309,900	10,682,253
		28,109,664
Specialty Retail - 1.1%
Foot Locker, Inc.	91,500	2,904,210
Home Depot, Inc.	417,100	20,579,714
TJX Companies, Inc.	67,800	2,878,788
		26,362,712
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	$ 5,331,312
TOTAL CONSUMER DISCRETIONARY		86,505,124
CONSUMER STAPLES - 10.8%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	5,287,370
Diageo PLC sponsored ADR	45,300	4,318,902
Dr Pepper Snapple Group, Inc.	135,800	5,603,108
PepsiCo, Inc.	209,500	14,214,575
The Coca-Cola Co.	546,400	40,832,472
		70,256,427
Food & Staples Retailing - 1.0%
Safeway, Inc.	81,200	1,544,424
Sysco Corp.	83,600	2,333,276
Wal-Mart Stores, Inc.	308,800	20,325,216
		24,202,916
Food Products - 1.3%
B&G Foods, Inc. Class A	45,000	1,083,600
Danone SA	62,200	3,989,638
Kraft Foods, Inc. Class A	518,600	19,846,822
Unilever PLC sponsored ADR	163,700	5,169,646
		30,089,706
Household Products - 3.2%
Colgate-Palmolive Co.	127,600	12,543,080
Kimberly-Clark Corp.	146,200	11,600,970
Procter & Gamble Co.	716,158	44,609,482
Reckitt Benckiser Group PLC	123,300	6,561,366
		75,314,898
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	70,700	6,651,456
Imperial Tobacco Group PLC	51,781	1,873,247
Japan Tobacco, Inc.	795	4,423,606
Lorillard, Inc.	40,700	5,030,520
Philip Morris International, Inc.	445,018	37,608,471
		55,587,300
TOTAL CONSUMER STAPLES		255,451,247
Common Stocks - continued
	Shares	Value
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Atlas Pipeline Partners, LP	112,600	$ 3,378,000
Chevron Corp.	575,700	56,597,067
Enterprise Products Partners LP	44,300	2,160,068
Exxon Mobil Corp.	902,200	70,939,977
Legacy Reserves LP	40,900	1,010,230
Marathon Oil Corp.	183,500	4,570,985
Marathon Petroleum Corp.	50	1,804
Occidental Petroleum Corp.	57,800	4,581,806
Royal Dutch Shell PLC Class A sponsored ADR	159,100	9,892,838
Targa Resources Corp.	25,700	1,139,538
Williams Companies, Inc.	190,900	5,828,177
		160,100,490
FINANCIALS - 16.3%
Capital Markets - 0.2%
BlackRock, Inc. Class A	26,800	4,577,440
Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd.	57,043	1,161,321
BB&T Corp.	72,500	2,190,950
City National Corp.	32,900	1,634,472
Commerce Bancshares, Inc.	43,500	1,685,190
Huntington Bancshares, Inc.	262,300	1,715,442
M&T Bank Corp.	74,100	6,025,812
U.S. Bancorp	127,400	3,963,414
UMB Financial Corp.	29,000	1,414,330
		19,790,931
Insurance - 1.6%
ACE Ltd.	48,300	3,493,539
AFLAC, Inc.	145,800	5,843,664
Allied World Assurance Co. Holdings Ltd.	24,700	1,899,430
Axis Capital Holdings Ltd.	151,600	4,987,640
MetLife, Inc.	100,400	2,932,684
MetLife, Inc. unit (a)	145,500	8,503,020
Prudential Financial, Inc.	53,000	2,461,850
The Travelers Companies, Inc.	101,600	6,348,984
		36,470,811
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	329,041	7,360,647
Apartment Investment & Management Co. Class A	26,100	706,527
AvalonBay Communities, Inc.	20,528	2,868,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	149,299	$ 15,367,346
Camden Property Trust (SBI)	194,687	12,676,071
CBL & Associates Properties, Inc.	475,069	8,294,705
Cedar Shopping Centers, Inc.	231,300	1,110,240
Chesapeake Lodging Trust	294,263	5,311,447
DCT Industrial Trust, Inc.	461,800	2,687,676
DDR Corp.	350,740	4,871,779
Digital Realty Trust, Inc. (e)	217,671	15,404,577
Douglas Emmett, Inc.	355,886	7,615,960
Education Realty Trust, Inc.	725,200	7,991,704
Equity One, Inc.	474,483	9,423,232
Equity Residential (SBI)	254,589	15,555,388
Essex Property Trust, Inc.	83,407	12,549,417
Excel Trust, Inc.	64,177	750,229
First Potomac Realty Trust	78,900	946,800
Glimcher Realty Trust	377,731	3,475,125
HCP, Inc.	205,024	8,373,180
Health Care REIT, Inc.	40,149	2,227,065
Highwoods Properties, Inc. (SBI)	230,748	7,443,930
Host Hotels & Resorts, Inc.	395,973	6,042,548
Kite Realty Group Trust	254,734	1,207,439
LaSalle Hotel Properties (SBI)	188,300	5,193,314
Lexington Corporate Properties Trust	499,100	4,147,521
LTC Properties, Inc.	27,100	874,517
National Health Investors, Inc.	28,200	1,361,214
National Retail Properties, Inc.	284,300	7,531,107
Newcastle Investment Corp.	104,600	694,544
Post Properties, Inc.	136,841	6,624,473
Prologis, Inc.	572,145	18,297,197
Public Storage	144,340	19,265,060
Sabra Health Care REIT, Inc.	93,400	1,343,092
Simon Property Group, Inc.	290,100	42,795,552
SL Green Realty Corp.	189,450	14,210,645
Stag Industrial, Inc.	121,500	1,670,625
Sun Communities, Inc.	51,300	2,114,073
Sunstone Hotel Investors, Inc. (a)	303,136	3,034,391
The Macerich Co.	58,418	3,332,747
Ventas, Inc.	396,030	23,294,485
Vornado Realty Trust	68,799	5,636,014
		321,682,391
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	104,300	$ 1,396,577
TOTAL FINANCIALS		383,918,150
HEALTH CARE - 7.9%
Biotechnology - 0.2%
Amgen, Inc.	82,400	5,728,448
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	87,600	4,434,312
Covidien PLC	68,800	3,562,464
		7,996,776
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	115,302	1,901,330
Emeritus Corp. (a)	214,931	3,269,101
Sunrise Senior Living, Inc. (a)	173,204	1,042,688
UnitedHealth Group, Inc.	83,500	4,656,795
		10,869,914
Pharmaceuticals - 6.9%
Abbott Laboratories	192,400	11,888,396
Eli Lilly & Co.	388,200	15,896,790
GlaxoSmithKline PLC sponsored ADR	184,350	8,131,679
Johnson & Johnson	521,644	32,566,235
Merck & Co., Inc.	908,890	34,156,086
Pfizer, Inc.	2,197,300	48,054,951
Roche Holding AG sponsored ADR	160,600	6,290,702
Sanofi SA sponsored ADR	162,200	5,519,666
		162,504,505
TOTAL HEALTH CARE		187,099,643
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	170,300	9,478,898
Raytheon Co.	142,500	7,170,600
The Boeing Co.	98,500	6,856,585
United Technologies Corp.	75,500	5,595,305
		29,101,388
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	200,300	15,010,482
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. (a)	13,854	$ 126,348
Republic Services, Inc.	74,400	1,961,184
Steelcase, Inc. Class A	117,700	1,032,229
		3,119,761
Electrical Equipment - 0.4%
Emerson Electric Co.	188,500	8,816,145
Industrial Conglomerates - 1.0%
3M Co.	177,100	14,949,011
General Electric Co.	404,053	7,713,372
		22,662,383
Machinery - 0.8%
Illinois Tool Works, Inc.	174,000	9,770,100
Ingersoll-Rand PLC	110,700	4,573,017
Stanley Black & Decker, Inc.	66,900	4,432,125
		18,775,242
Road & Rail - 0.3%
Union Pacific Corp.	61,200	6,817,680
TOTAL INDUSTRIALS		104,303,081
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	75,200	3,615,616
IT Services - 0.8%
Accenture PLC Class A	129,300	7,383,030
Automatic Data Processing, Inc.	138,200	7,207,130
IBM Corp.	22,400	4,320,960
		18,911,120
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	208,000	7,564,960
Intel Corp.	1,277,500	33,010,600
Intersil Corp. Class A	222,500	2,347,375
Linear Technology Corp.	135,100	3,920,602
Maxim Integrated Products, Inc.	146,100	3,675,876
Texas Instruments, Inc.	114,200	3,252,416
		53,771,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Microsoft Corp.	1,986,100	$ 57,974,259
TOTAL INFORMATION TECHNOLOGY		134,272,824
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	53,500	4,228,640
E.I. du Pont de Nemours & Co.	236,700	11,423,142
Eastman Chemical Co.	46,100	2,146,416
LyondellBasell Industries NV Class A	75,100	2,963,446
		20,761,644
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,518,200	51,876,894
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,458,100	3,888,729
TOTAL TELECOMMUNICATION SERVICES		55,765,623
UTILITIES - 4.2%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	138,800	5,345,188
Duke Energy Corp.	717,600	15,772,848
Edison International	158,700	7,135,152
FirstEnergy Corp.	256,200	11,987,598
NextEra Energy, Inc.	211,700	13,832,478
Northeast Utilities	128,900	4,641,689
Pepco Holdings, Inc.	214,400	4,086,464
PPL Corp.	190,792	5,221,977
Southern Co.	296,700	13,621,497
		81,644,891
Multi-Utilities - 0.8%
National Grid PLC	308,900	3,098,191
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	184,400	$ 8,058,280
Sempra Energy	113,300	7,365,633
		18,522,104
TOTAL UTILITIES		100,166,995
TOTAL COMMON STOCKS (Cost $1,413,632,345)		1,488,344,821
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 2.8%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.5%
General Motors Co. 4.75%	317,684	11,665,356
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,844	4,834,409
TOTAL CONSUMER DISCRETIONARY		16,499,765
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp.:
8.00% (f)	11,600	387,150
Series B, 8.00%	10,500	350,438
		737,588
FINANCIALS - 0.9%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	6,890	7,640,941
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	23,800	1,169,175
Bank of America Corp. Series L, 7.25%	6,960	6,500,640
Citigroup, Inc. 7.50%	38,100	3,203,448
		10,873,263
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,169,238
TOTAL FINANCIALS		21,683,442
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	$ 2,569,443
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	4,953,585
TOTAL HEALTH CARE		7,523,028
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	53,800	2,908,563
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	95,400	4,035,420
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.:
7.00%	29,000	1,558,750
Series E, 5.599% (a)	37,000	1,806,063
PPL Corp. 8.75%	157,600	8,250,360
		11,615,173
TOTAL CONVERTIBLE PREFERRED STOCKS		65,002,979
Nonconvertible Preferred Stocks - 7.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp. 6.625%	28,660	731,976
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,954,000
FINANCIALS - 6.7%
Capital Markets - 0.6%
BNY Capital V 5.95%	40,000	1,015,200
Goldman Sachs Group, Inc.:
6.125%	120,000	3,030,000
Series C, 4.9931%	40,000	823,600
Series D	266,800	5,061,196
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXVI 8.00%	77,000	$ 1,981,980
Morgan Stanley Capital I Trust 6.60%	140,000	3,340,400
		15,252,376
Commercial Banks - 1.4%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,100,704
Series 4, 7.75%	247,800	6,152,874
Series 5, 8.125%	25,000	629,000
BB&T Capital Trust VI 9.60%	86,000	2,266,960
CoBank ACB 7.00% (f)	17,000	869,657
First Niagara Financial Group, Inc. Series B, 8.625%	100,000	2,727,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,350,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,017,704
U.S. Bancorp Series A, 3.50%	12,960	10,018,080
Zions Bancorp.:
11.00%	80,000	1,999,200
Series C, 9.50%	27,000	696,600
		31,827,779
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (f)	43,658	37,109,300
HSBC USA, Inc. Series H, 6.50%	100,000	2,559,000
		39,668,300
Diversified Financial Services - 1.9%
Bank of America Corp.:
Series D, 6.204%	45,000	1,052,100
Series H, 8.20%	493,015	12,399,327
Citigroup Capital VIII 6.95%	236,811	5,936,852
Citigroup Capital XII 8.50%	326,000	8,410,800
General Electric Capital Corp. 6.05%	40,000	1,013,600
GMAC Capital Trust I Series 2, 8.125%	565,640	12,964,469
JPMorgan Chase Capital XXIX 6.70%	155,000	4,012,950
		45,790,098
Insurance - 0.4%
Hartford Financial Services Group, Inc. 7.875% (a)	100,000	2,597,000
MetLife, Inc. Series B, 6.50%	241,000	6,075,610
		8,672,610
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	40,000	$ 1,025,600
CBL & Associates Properties, Inc. 7.375%	58,500	1,461,330
Digital Realty Trust, Inc. Series E, 7.00%	20,000	516,800
Health Care REIT, Inc. Series J, 6.50%	12,000	312,600
Hersha Hospitality Trust Series B, 8.00%	48,200	1,221,388
Hospitality Properties Trust Series D, 7.125%	60,000	1,581,000
Public Storage:
Series R, 6.35%	41,600	1,141,088
Series T, 5.75%	84,000	2,176,440
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,689,383
Vornado Realty Trust Series E, 7.00%	40,000	1,039,600
		16,165,229
TOTAL FINANCIALS		157,376,392
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	443,750
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duquesne Light Co. 6.50%	66,050	3,319,013
PPL Electric Utilities Corp. 6.25%	299,000	7,512,375
Southern California Edison Co.:
6.125%	35,000	3,482,500
Series C, 6.00%	42,500	4,234,063
Series D, 6.50%	12,500	1,310,875
		19,858,826
TOTAL NONCONVERTIBLE PREFERRED STOCKS		181,364,944
TOTAL PREFERRED STOCKS (Cost $246,235,238)		246,367,923
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $743,954)	54,400	555,761
Floating Rate Loans - 0.8%
	Principal Amount	Value
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.2619% 1/31/19 (h)	$ 196,667	$ 197,158
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (h)	325,000	315,250
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	6,940,000	6,757,825
		7,073,075
FINANCIALS - 0.3%
Insurance - 0.3%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (h)	6,730,000	6,746,825
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/9/19 (h)	360,000	354,150
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	4,835,000	4,774,563
TOTAL FLOATING RATE LOANS (Cost $19,279,375)		19,145,771
Preferred Securities - 2.1%

FINANCIALS - 2.0%
Commercial Banks - 1.1%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,608,657
PNC Preferred Funding Trust I 6.517% (f)(g)(h)	18,950,000	14,284,338
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	2,755,909
USB Capital IX 3.5% (g)(h)	8,375,000	6,340,457
		24,989,361
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(h)	460,000	478,185
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	6,902,678
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 6.113% (f)(g)(h)	$ 12,486,000	$ 9,604,105
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,253,124
		22,238,092
TOTAL FINANCIALS		47,227,453
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co. 6.25% (g)(h)	1,090,000	1,153,445
TOTAL PREFERRED SECURITIES (Cost $47,472,136)		48,380,898
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	153,691,462	153,691,462
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	11,983,400	11,983,400
TOTAL MONEY MARKET FUNDS (Cost $165,674,862)		165,674,862
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,321,208,944)		2,390,243,227
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(32,205,796)
NET ASSETS - 100%		$ 2,358,037,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,343,464 or 7.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,901
Fidelity Securities Lending Cash Central Fund	54,901
Total	$ 122,802
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,736,865	$ 98,902,456	$ 4,834,409	$ -
Consumer Staples	258,405,247	238,603,390	19,801,857	-
Energy	160,838,078	160,100,490	737,588	-
Financials	562,977,984	508,807,594	54,170,390	-
Health Care	194,622,671	189,669,086	4,953,585	-
Industrials	107,655,394	104,303,081	3,352,313	-
Information Technology	134,272,824	134,272,824	-	-
Materials	24,797,064	24,797,064	-	-
Telecommunication Services	55,765,623	51,876,894	3,888,729	-
Utilities	131,640,994	106,877,914	24,763,080	-
Corporate Bonds	421,773,191	-	421,773,091	100
Investment Companies	555,761	-	555,761	-
Floating Rate Loans	19,145,771	-	19,145,771	-
Preferred Securities	48,380,898	-	48,380,898	-
Money Market Funds	165,674,862	165,674,862	-	-
Total Investments in Securities:	$ 2,390,243,227	$ 1,783,885,655	$ 606,357,472	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.7%
BBB	6.2%
BB	3.7%
B	4.5%
CCC,CC,C	1.3%
Not Rated	2.4%
Equities	73.6%
Short-Term Investments and Net Other Assets	5.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,861,052) - See accompanying schedule: Unaffiliated issuers (cost $2,155,534,082)	$ 2,224,568,365
Fidelity Central Funds (cost $165,674,862)	165,674,862
Total Investments (cost $2,321,208,944)		$ 2,390,243,227
Cash		992,340
Foreign currency held at value (cost $29,021)		29,021
Receivable for investments sold		14,454,838
Receivable for fund shares sold		6,773,212
Dividends receivable		6,263,976
Interest receivable		5,714,946
Distributions receivable from Fidelity Central Funds		53,671
Prepaid expenses		445
Other receivables		5,763
Total assets		2,424,531,439

Liabilities
Payable for investments purchased	$ 46,403,114
Payable for fund shares redeemed	6,235,018
Accrued management fee	1,097,840
Distribution and service plan fees payable	188,129
Other affiliated payables	451,526
Other payables and accrued expenses	134,981
Collateral on securities loaned, at value	11,983,400
Total liabilities		66,494,008

Net Assets		$ 2,358,037,431
Net Assets consist of:
Paid in capital		$ 2,468,388,366
Undistributed net investment income		13,345,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(192,701,121)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,005,038
Net Assets		$ 2,358,037,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($244,859,121 ÷ 21,413,181 shares)	$ 11.43

Maximum offering price per share (100/94.25 of $11.43)	$ 12.13
Class T: Net Asset Value and redemption price per share ($99,723,474 ÷ 8,725,042 shares)	$ 11.43

Maximum offering price per share (100/96.50 of $11.43)	$ 11.84
Class B: Net Asset Value and offering price per share ($13,574,991 ÷ 1,189,867 shares)A	$ 11.41

Class C: Net Asset Value and offering price per share ($103,014,402 ÷ 9,034,950 shares)A	$ 11.40

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,796,207,103 ÷ 156,409,152 shares)	$ 11.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,658,340 ÷ 8,778,180 shares)	$ 11.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 30,953,379
Interest		8,613,614
Income from Fidelity Central Funds		122,802
Total income		39,689,795

Expenses
Management fee	$ 5,667,422
Transfer agent fees	2,138,837
Distribution and service plan fees	955,079
Accounting and security lending fees	309,232
Custodian fees and expenses	38,642
Independent trustees' compensation	3,227
Registration fees	290,720
Audit	34,591
Legal	2,233
Miscellaneous	6,770
Total expenses before reductions	9,446,753
Expense reductions	(17,756)	9,428,997
Net investment income (loss)		30,260,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,204,579
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(8,740)
Futures contracts	3,512,936
Total net realized gain (loss)		42,731,151
Change in net unrealized appreciation (depreciation) on: Investment securities	44,008,614
Assets and liabilities in foreign currencies	(28,190)
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		43,251,131
Net gain (loss)		85,982,282
Net increase (decrease) in net assets resulting from operations		$ 116,243,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,260,798	$ 28,744,067
Net realized gain (loss)	42,731,151	(204,795)
Change in net unrealized appreciation (depreciation)	43,251,131	47,749,402
Net increase (decrease) in net assets resulting from operations	116,243,080	76,288,674
Distributions to shareholders from net investment income	(23,542,824)	(27,801,821)
Share transactions - net increase (decrease)	817,815,871	643,900,038
Total increase (decrease) in net assets	910,516,127	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $13,345,148 and undistributed net investment income of $6,866,560, respectively)	$ 2,358,037,431	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.30	.23H	.23	.23	.20
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.77)	.28
Total from investment operations	.80	.85	1.28	2.48	(5.54)	.48
Distributions from net investment income	(.14)	(.31)	(.18)	(.22)	(.26)	(.20)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.14)	(.31)	(.18)	(.22)	(.87)	(.86)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Total Return B,C,D	7.44%	8.30%	14.16%	37.12%	(44.44)%	3.59%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.16%	1.21%	1.11%	1.10%
Expenses net of all reductions	1.12% A	1.14%	1.16%	1.21%	1.11%	1.09%
Net investment income (loss)	2.78% A	2.76%	2.38% H	3.08%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,859	$ 125,190	$ 77,340	$ 74,580	$ 70,691	$ 166,554
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.14	.27	.21 H	.21	.20	.17
Net realized and unrealized gain (loss)	.64	.56	1.05	2.25	(5.75)	.27
Total from investment operations	.78	.83	1.26	2.46	(5.55)	.44
Distributions from net investment income	(.12)	(.28)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.12)	(.28)	(.16)	(.21)	(.84)	(.82)
Net asset value, end of period	$ 11.43	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Total Return B,C,D	7.30%	8.14%	13.92%	36.63%	(44.51)%	3.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of fee waivers, if any	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Expenses net of all reductions	1.37% A	1.37%	1.39%	1.45%	1.35%	1.32%
Net investment income (loss)	2.53% A	2.52%	2.16% H	2.84%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,723	$ 78,994	$ 59,931	$ 60,134	$ 58,677	$ 158,962
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.11	.21	.16 H	.17	.14	.09
Net realized and unrealized gain (loss)	.64	.55	1.05	2.25	(5.75)	.28
Total from investment operations	.75	.76	1.21	2.42	(5.61)	.37
Distributions from net investment income	(.09)	(.21)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.09)	(.21)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.41	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.48%	13.31%	36.06%	(44.88)%	2.79%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.98%	1.92%	1.91%
Expenses net of all reductions	1.93% A	1.92%	1.94%	1.98%	1.91%	1.91%
Net investment income (loss)	1.97% A	1.97%	1.60% H	2.31%	1.25%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 12,754	$ 15,442	$ 16,098	$ 15,375	$ 37,288
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.12	.22	.16 H	.18	.14	.10
Net realized and unrealized gain (loss)	.63	.55	1.05	2.25	(5.75)	.27
Total from investment operations	.75	.77	1.21	2.43	(5.61)	.37
Distributions from net investment income	(.10)	(.23)	(.11)	(.17)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.10)	(.23)	(.11)	(.17)	(.77)	(.75)
Net asset value, end of period	$ 11.40	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Total Return B,C,D	7.01%	7.54%	13.33%	36.15%	(44.87)%	2.84%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.91%	1.96%	1.88%	1.85%
Expenses net of all reductions	1.86% A	1.87%	1.91%	1.96%	1.88%	1.85%
Net investment income (loss)	2.04% A	2.02%	1.63% H	2.33%	1.29%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,014	$ 59,464	$ 39,889	$ 39,920	$ 42,499	$ 106,122
Portfolio turnover rate G	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.26	.26	.25
Net realized and unrealized gain (loss)	.63	.56	1.05	2.25	(5.78)	.27
Total from investment operations	.81	.89	1.32	2.51	(5.52)	.52
Distributions from net investment income	(.15)	(.34)	(.21)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.21)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.48	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Total Return B,C	7.53%	8.69%	14.57%	37.37%	(44.24)%	3.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.93%	.81%	.79%
Expenses net of all reductions	.82% A	.84%	.86%	.92%	.81%	.78%
Net investment income (loss)	3.07% A	3.06%	2.68% G	3.36%	2.35%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,207	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Income from Investment Operations
Net investment income (loss) D	.18	.33	.27 G	.25	.26	.24
Net realized and unrealized gain (loss)	.64	.55	1.06	2.26	(5.77)	.28
Total from investment operations	.82	.88	1.33	2.51	(5.51)	.52
Distributions from net investment income	(.15)	(.34)	(.22)	(.25)	(.30)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)	(.66)
Total distributions	(.15)	(.34)	(.22)	(.25)	(.91)	(.89)
Net asset value, end of period	$ 11.47	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Total Return B,C	7.67%	8.61%	14.61%	37.44%	(44.23)%	3.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of fee waivers, if any	.83% A	.83%	.83%	.91%	.83%	.81%
Expenses net of all reductions	.83% A	.82%	.83%	.91%	.83%	.80%
Net investment income (loss)	3.07% A	3.07%	2.71% G	3.38%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,658	$ 32,356	$ 19,705	$ 16,397	$ 18,141	$ 36,369
Portfolio turnover rate F	49% A	56%	130%	100%	114%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 138,375,253
Gross unrealized depreciation	(72,316,259)
Net unrealized appreciation (depreciation) on securities and other investments	$ 66,058,994

Tax cost	$ 2,324,184,233

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (80,334,857)
2017	(150,350,273)
2019	(972,313)
Total capital loss carryforward	$ (231,657,443)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $3,512,936 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,234,159,064 and $465,108,538, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237,954	$ 14,703
Class T	.25%	.25%	230,994	-
Class B	.75%	.25%	69,557	52,168
Class C	.75%	.25%	416,574	135,580
			$ 955,079	$ 202,451

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 244,589
Class T	47,329
Class B*	11,896
Class C*	3,613
$ 307,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 234,223.25
Class T	113,396.25
Class B	21,189.30
Class C	101,118.24
Strategic Dividend and Income	1,597,400.20
Institutional Class	71,511.20
	$ 2,138,837

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,627 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,533 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,901. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,708 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 2,057,529	$ 2,587,613
Class T	952,650	1,704,694
Class B	110,832	280,877
Class C	677,891	1,020,378
Strategic Dividend and Income	18,979,189	21,465,836
Institutional Class	764,733	742,423
Total	$ 23,542,824	$ 27,801,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	11,357,445	6,370,733	$ 130,476,352	$ 68,969,904
Reinvestment of distributions	154,108	204,832	1,729,490	2,192,524
Shares redeemed	(1,717,172)	(2,516,846)	(19,758,753)	(27,167,536)
Net increase (decrease)	9,794,381	4,058,719	$ 112,447,089	$ 43,994,892
Class T
Shares sold	2,003,260	2,579,895	$ 22,950,304	$ 28,319,919
Reinvestment of distributions	75,956	139,144	845,879	1,487,091
Shares redeemed	(689,581)	(1,246,104)	(7,912,725)	(13,509,244)
Net increase (decrease)	1,389,635	1,472,935	$ 15,883,458	$ 16,297,766
Class B
Shares sold	227,343	243,843	$ 2,560,098	$ 2,694,364
Reinvestment of distributions	8,277	21,552	91,618	228,996
Shares redeemed	(232,215)	(593,164)	(2,647,951)	(6,445,266)
Net increase (decrease)	3,405	(327,769)	$ 3,765	$ (3,521,906)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	4,311,285	2,565,526	$ 49,427,977	$ 27,603,949
Reinvestment of distributions	49,916	79,045	557,298	845,026
Shares redeemed	(858,186)	(1,020,386)	(9,796,950)	(11,057,139)
Net increase (decrease)	3,503,015	1,624,185	$ 40,188,325	$ 17,391,836
Strategic Dividend and Income
Shares sold	69,421,336	77,518,553	$ 794,642,261	$ 830,288,118
Reinvestment of distributions	1,541,578	1,785,084	17,334,851	19,078,089
Shares redeemed	(19,828,507)	(26,893,398)	(229,301,187)	(291,523,663)
Net increase (decrease)	51,134,407	52,410,239	$ 582,675,925	$ 557,842,544
Institutional Class
Shares sold	7,408,742	2,029,007	$ 84,987,122	$ 21,927,808
Reinvestment of distributions	45,301	53,967	513,535	579,663
Shares redeemed	(1,670,698)	(1,009,445)	(18,883,348)	(10,612,565)
Net increase (decrease)	5,783,345	1,073,529	$ 66,617,309	$ 11,894,906

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0712
1.802530.108

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 26, 2012